INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

10. INTANGIBLE ASSETS

Master lease agreements
$
Cost
Balance, December 31, 2017	1,982,354
Acquired through the acquisition of Mexmaken	428,000
Impairment	(428,000)
Balance, December 31, 2018 and 2019	1,982,354

Accumulated amortization
Balance, December 31, 2017	59,471
Additions	89,707
Impairment	(10,413)
Balance, December 31, 2018	138,765
Additions	240,861
Balance, December 31, 2019	379,626

Net book value
December 31, 2018	1,843,589
December 31, 2019	1,602,728

During the year ended December 31, 2018, due primarily to the lack of revenue generated from the acquired intangible assets, an indicator of impairment existed leading to a test of recoverable amount of the asset. A value in use calculation is not applicable as the Company does not have any expected cash flows from using the asset. In estimating the fair value less costs of disposal, management did not have observable or unobservable inputs to estimate the recoverable amount greater than $nil. As this valuation technique requires management's judgment and estimates of the recoverable amount, it is classified within Level 3 of the fair value hierarchy